Offerings - Offering: 1	Nov. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	45,000,000
Maximum Aggregate Offering Price	$ 275,308,817.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,020.15
Offering Note

(1)
Represents the maximum number of shares of common stock, par value $0.01 per share (the “BioCryst Common Stock”), of BioCryst Pharmaceuticals, Inc. (“BioCryst”), issuable upon the completion of the merger between BioCryst and Astria Therapeutics, Inc. (“Astria”) pursuant to the Agreement and Plan of Merger, dated as of October 14, 2025, by and among BioCryst, Axel Merger Sub, Inc. and Astria (the “Merger Agreement”).

(2)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and computed pursuant to Rule 457(c), 457(f)(1) and Rule 457(f)(3) under the Securities Act. The proposed maximum aggregate offering price was calculated as the difference of (a) $880,422,029.00, the product of (i) $12.44, the average of the high and low sales prices of Astria common stock, par value $0.001 per share (the “Astria Common Stock”), as reported on the Nasdaq Global Market on November 14, 2025, and (ii) 70,773,475, the estimated maximum number of shares of Astria Common Stock that may be exchanged for shares of BioCryst Common Stock being registered and (b) $605,113,211.25, the aggregate cash payable per such share of Astria Common Stock exchanged, calculated as $8.55 per share pursuant to the Merger Agreement.

(3)	Computed in accordance with Section 6(b) of the Securities Act, at a rate equal to 0.00013810 multiplied by the proposed maximum aggregate offering price.